Long-Term Investment (Tables)	12 Months Ended
Mar. 31, 2026
Long-Term Investment [Abstract]
Schedule of Long-Term Investment

Long-term investment consists of the following:

	March 31, 2026	March 31, 2025
Zhuoli Life (1)	$-	$-
Long-term investment	$-	$-

(1)	It represents 39% investment in Zhejiang Zhuoli Life Service Co., LTD (“Zhuoli Service”), formerly known as Zhejiang Zhetong Medical Co., Ltd. Zhuoli Service was established in March 2020 to target potential acquisitions or to cooperate with local pharmacies. By attracting more funds from local investors, the Company expects to continue growing its local network in the future. In the year ended March 31, 2021, Jiuzhou Pharmacy injected funds of approximately $1,443,752 into Zhuoli Service. The investment is recorded using the equity method. Zhuoli Service suffered loss of $2,402,376 in the year ended March 31, 2023. An impairment loss of $1,607,537 was recorded in the year ended March 31, 2024. After the impairment, the carrying amount of Zhuoli Service was nil.